Issued Capital and Reserves - Summary of Accumulated Loss (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Other reserves	£ 7,000	£ 7,000	£ 7,000
Accumulated losses	(146,065)	(111,221)	(79,316)
Accumulated deficit	£ (139,065)	£ (104,221)	£ (72,316)